INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes expenses consists of the following:
Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Current	-	-	-
Deferred	-	-	-

	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

	September 30,
	2016	2017
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	21,567	39,578
Impairment on inventory	(82)	(82)
Others	2,383	(26,230)

Non-current deferred income tax assets	23,868	13,266
Valuation allowances	(23,868)	(13,266)

Net non-current deferred income tax assets	-	-

Summary of Operating Loss Carryforwards [Table Text Block]

The net operating loss attributable to those PRC entitiescan only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2016	2017
	RMB	RMB
Calendar year ending,
2016	40,099	-
2017	21,254	9,804
2018	5,290	4,815
2019	19,348	19,348
2020	12,146	12,146
2021 and thereafter	-	181,922

	98,137	228,035

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2015	2016	2017
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(9)	(8)	6
Effect of different tax jurisdiction	(2)	(6)	8
Permanent book-tax difference	4	-	(1)
Change in valuation allowance	1	(2)	(14)
Under/(Over) provision in prior year	(19)	(9)	(24)

Effective income tax rate	-	-	-